COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

30. COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Group is from time to time involved in legal proceedings and litigations. During 2017, one competitor of the Group has filed lawsuits against the Group relating to disputes with respect to trademarks. In January and June 2019, two competitors of the Group has filed lawsuits against the Group relating to disputes with respect to unfair competition and infringement, respectively. During 2019, two putative securities class actions were brought on behalf of a class of persons who allegedly suffered damages as a result of alleged misstatements and omissions in certain disclosure documents in connection with the Company’s initial public offering in June 2018. Based on currently available information, the Group does not believe that the ultimate outcome of any unresolved matter, individually and in aggregate, is reasonably possible to have a material adverse effect on the Group’s consolidated financial statements. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of loss can be reasonable estimated. No accrual has been recorded by the Group as of December 31, 2018 and 2019 in respect of these cases.